Inventories, net (Details 1) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Inventories, net [Abstract]
Opening balance	$ 265,435	$ 198,539
Additions	9,134	41,957
Foreign currency translation	(4,266)	50,053
Uses	(75,796)	(25,114)
Closing balance	$ 194,507	$ 265,435